CONSOLIDATED CHANGES TO STOCKHOLDER'S DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Deficit Attributable To Organicell [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Oct. 31, 2018	$ 436,490	$ 12,853,608	$ (14,547,901)	$ (1,257,803)	$ 42,977	$ (1,214,826)
Beginning,balance shares at Oct. 31, 2018	436,490,110
Sale of common stock	$ 20,352	439,148		459,500		459,500
Sale of common stock, shares	20,352,000
Exchange of debt	$ 7,620	196,044		203,664		203,664
Exchange of debt obligations, shares	7,619,695
Stock based compensation	$ 31,675	695,737		727,412		727,412
Stock-based compensation, shares	31,675,000
Acquisition of non-controlling interests	$ 6,800	35,199		41,999	(41,999)
Acquisition of non-controlling interest, shares	6,800,000
Net loss			(1,737,321)	(1,737,321)	(978)	(1,738,299)
Ending balance, value at Oct. 31, 2019	$ 502,937	14,219,736	(16,285,222)	(1,562,549)		(1,562,549)
Ending,balance shares at Oct. 31, 2019	502,936,805
Sale of common stock	$ 45,467	980,533				1,026,000
Sale of common stock, shares	45,466,661
Conversion of debt and accrued interest	$ 40,000	559,400				599,400
Conversion of debt and accrued interest, Shares	40,000,000
Stock based compensation	$ 181,036	5,287,931				5,468,967
Stock-based compensation, shares	181,036,808
Net loss			(7,418,164)			(7,418,164)
Ending balance, value at Jul. 31, 2020	$ 769,440	21,047,600	(23,703,386)			(1,886,346)
Ending,balance shares at Jul. 31, 2020	769,440,274
Beginning balance, value at Oct. 31, 2019	$ 502,937	14,219,736	(16,285,222)	(1,562,549)		(1,562,549)
Beginning,balance shares at Oct. 31, 2019	502,936,805
Sale of common stock	$ 65,454	2,129,867		2,195,321		2,195,321
Sale of common stock, shares	65,454,170
Conversion of debt and accrued interest	$ 40,000	559,400		599,400		599,400
Conversion of debt and accrued interest, Shares	40,000,000
Exchange of debt	$ 160	44,320		44,480		44,480
Exchange of debt obligations, shares	160,000
Stock based compensation	$ 331,392	9,583,107		9,914,499		9,914,499
Stock-based compensation, shares	331,391,808
Net loss			(12,582,967)	(12,582,967)		(12,582,967)
Ending balance, value at Oct. 31, 2020	$ 939,943	26,536,430	(28,868,189)	$ (1,391,816)		(1,391,816)
Ending,balance shares at Oct. 31, 2020	939,942,783
Sale of common stock	$ 42,266	2,215,004				2,257,270
Sale of common stock, shares	42,266,234
Exchange of accounts payable for stock	$ 677	112,529				113,206
Exchange of accounts payable for stock, shares	676,988
Stock issued for future services	$ 60	9,940				10,000
Stock issued for future services, Shares	60,000
Stock based compensation	$ 133,190	8,213,201				8,346,391
Stock-based compensation, shares	133,190,000
Net loss			(11,798,408)			(11,798,408)
Ending balance, value at Jul. 31, 2021	$ 1,116,136	$ 37,087,104	$ (40,666,597)			$ (2,463,357)
Ending,balance shares at Jul. 31, 2021	1,116,136,005